Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net-operating loss carryforward	$ 1,689,152	$ 2,430,737
Other		1,478
Total Deferred Tax Assets	1,689,152	2,432,215
Valuation allowance	(1,689,152)	(2,432,215)
Deferred Tax Asset, Net of Allowance